INCOME TAXES	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
INCOME TAXES
NOTE 13:	INCOME TAXES

a.	Income before taxes on income

Income before taxes on income is comprised as follows:

	Year ended December 31,
	2023	2022	2021

Domestic	$129,676	$106,634	$38,854
Foreign	8,015	7,030	6,461

Total	$137,691	$113,664	$45,315

b.	Taxes on income

Taxes on income are comprised as follows:

	Year ended December 31,
	2023	2022	2021

Current taxes	$21,623	$16,758	$7,891
Deferred tax benefit	(734)	(1,525)	(2,758)
Taxes in respect of previous years	(611)	(794)	1,476

Total	$20,278	$14,439	$6,609

Taxes on income by jurisdiction were as follows:

	Year ended December 31,
	2023	2022	2021

Domestic	$19,466	$14,378	$8,060
Foreign	812	61	(1,451)

Total	$20,278	$14,439	$6,609

Domestic:
Current taxes	$21,106	$15,938	$7,447
Deferred tax benefit	(1,594)	(860)	(980)
Taxes in respect of previous years	(46)	(700)	1,593

Total - Domestic	$19,466	$14,378	$8,060

Foreign:
Current taxes	$517	$820	$444
Deferred tax expense (benefit)	860	(665)	(1,778)
Taxes in respect of previous years	(565)	(94)	(117)

Total - Foreign	$812	$61	$(1,451)

Total income tax expense	$20,278	$14,439	$6,609

c.	Deferred Taxes

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The significant components of the Company’s deferred tax assets and liabilities are as follows:

	December 31,
	2023	2022
Deferred tax assets:
Net operating loss and other losses carry forwards	$6,077	$5,912
Research and development	3,345	3,278
Other temporary differences mainly relating to reserve and allowances	3,520	2,943
Deferred tax assets, before valuation allowance	$12,942	$12,133
Deferred tax liability:
Intangible assets	$(6,643)	$(3,895)
Deferred tax liability, before valuation allowance	$(6,643)	$(3,895)

Valuation allowance	(2,119)	(2,459)
Total deferred tax assets, net	$4,180	$5,779

Domestic:
Long term deferred tax asset (liability), net	$722	$(791)
	$722	$(791)
Foreign:
Long term deferred tax asset, net	$3,458	$6,570
	$3,458	$6,570

Total deferred tax asset, net	$4,180	$5,779

The $185 and $340 change in the total valuation allowance for the year ended December 31, 2022 and 2023, respectively, relates to the projected utilization of certain operating loss carry-forwards and temporary differences for which a full valuation allowance was previously recorded.

d.	Reconciliation of the Company’s effective tax rate to the statutory tax rate in Israel

A reconciliation between the theoretical tax expense, assuming all income is taxed at the statutory tax rate applicable to income of the Company, and the actual tax expense as reported in the statement of income is as follows:

	Year ended December 31,
	2023	2022	2021

Income before taxes on income	$137,691	$113,664	$45,315
Statutory tax rate in Israel	23.0%	23.0%	23.0%
Theoretical tax expense	$31,669	$26,143	$10,422

Increase (decrease) in tax expenses resulting from:
"Preferred Enterprise" benefits *	(15,753)	(11,255)	(5,610)
Non-deductible expenses	3,683	(229)	710
Tax adjustment in respect of different tax rate of foreign subsidiaries	407	313	226
Deferred taxes related to prior years	667	(55)	(922)
Previous years taxes	42	(136)	1,476
Change in valuation allowance	(340)	(185)	390
Other	(97)	(157)	(83)

Taxes on income	$20,278	$14,439	$6,609

* Benefit per ordinary share from "Preferred Enterprise" status:

Basic	$0.33	$0.25	$0.16
Diluted	$0.31	$0.23	$0.15

e.	Income tax rates

Taxable income of Israeli companies was generally subject to corporate tax at the rate of 23% in 2023, 2022 and 2021. However, the effective tax rate payable by a company that derives income from a Preferred Enterprise or a Preferred Technological Enterprise (as discussed below) may be considerably lower.

Non-Israeli subsidiaries are taxed according to the tax laws in their respective countries of residence.

Deferred taxes were not provided for undistributed earnings of the Company’s foreign subsidiaries. Currently, the Company does not intend to distribute any amounts of its undistributed earnings as dividends. Accordingly, no deferred income taxes have been provided in respect of these subsidiaries. If these earnings were distributed to Israel in the form of dividends or otherwise, the Company would be subject to additional Israeli income taxes (subject to an adjustment for foreign tax credits) and foreign withholding taxes. The amount of undistributed earnings of foreign subsidiaries is immaterial.

f.	Law for the Encouragement of Capital Investments, 1959

The Law for Encouragement of Capital Investments, 1959 (the "Investment Law") provides tax benefits for Israeli companies meeting certain requirements and criteria. The Investment Law has undergone certain amendments and reforms in recent years.

The Israeli parliament enacted a reform to the Investment Law, effective January 2011 (which was amended in August 2013). According to the reform, a flat rate tax applies to Preferred Income of companies eligible for the "Preferred Enterprise" status. In order to be eligible for Preferred Enterprise status, a company must meet minimum requirements to establish that it contributes to the country’s economic growth and is a competitive factor for the gross domestic product.

The Company’s Israeli operations elected “Preferred Enterprise” status, starting in 2011.

Benefits granted to a Preferred Enterprise include reduced tax rates. As part of the Economic Efficiency Law (Legislative Amendments for Accomplishment of Budgetary Targets for Budget Years 2017-2018), 5777-2016, the tax rate is 16% for all areas other than Development Area A (which was 7.5% from 2017 onward).

A distribution from a Preferred Enterprise out of the "Preferred Income" would be subject to 20% withholding tax for Israeli-resident individuals and non-Israeli residents (subject to applicable treaty rates), for dividends which are distributed on or after January 1, 2014 and from “Preferred Income” that was produced or accrued after such date. A distribution from a Preferred Enterprise out of the "Preferred Income" would be exempt from withholding tax for an Israeli-resident company.

g.	Technological Enterprise Incentives Regime (Amendment 73 to the Investment Law)

In December 2016, the Economic Efficiency Law (Legislative Amendments for Applying the Economic Policy for the 2017 and 2018 Budget Years), 2016 which includes Amendment 73 to the Law for the Encouragement of Capital Investments ("Amendment 73") was published and came into effect in May 2017. According to Amendment 73, a Preferred Technological Enterprise, as defined in Amendment 73, with total consolidated revenue of less than NIS 10 billion, shall be subject to 12% tax rate on income derived from intellectual property (in development area A—a tax rate of 7.5%). In order to qualify as a Preferred Technological Enterprise certain criteria must be met, such as a minimum ratio of annual R&D expenditure and R&D employees, as well as having at least 25% of annual revenue derived from exports.

Any dividends distributed from income from the preferred technological enterprises will be subject to tax at a rate of 20%. Amendment 73 further provides that, in certain circumstances, a dividend distributed to a foreign corporate shareholder, would be subject to a 4% tax rate (if the percentage of foreign shareholders exceeds 90%).

The Company assessed the criteria for qualifying as a “Preferred Technological Enterprise,” status and concluded that the Company and certain of its Israeli subsidiaries are eligible to the above-mentioned benefits.

h.	Uncertain tax positions

A reconciliation of the beginning and ending balances of the total amounts of unrecognized tax benefits is as follows:

	December 31,
	2023	2022

Balance at the beginning of the year	$9,400	$6,928
Decrease related to prior year tax positions, net	(755)	(590)
Increase related to current year tax positions, net	4,077	3,062

Balance at the end of the year	$12,722	$9,400

In 2023, the Company recognizes interest accrued related to unrecognized tax benefits and penalties in tax expenses. The Company had $910 and $975 for the payment of interest and penalties accrued at December 31, 2023, and 2022, respectively which are included in the balance at the end of the year.

As of December 31, 2023, the total amount of gross uncertain tax benefits was $12,722, out of which an amount of $11,972, if recognized, would affect the Company’s effective tax rate.

The Company does not expect uncertain tax positions to change significantly over the next 12 months, except in the case of settlements with tax authorities, the likelihood and timing of which are difficult to estimate.

The Company believes that it has adequately provided for any reasonably foreseeable outcome related to tax audits and settlements, although the final tax outcome of its tax audits could be different from that which is reflected in the Company's income tax provisions and accruals. Such differences could have a material effect on the Company's income tax provision and net income in the period in which such determination is made.

The Company’s tax assessments in Israel and the U.S. Federal for tax years prior to 2018 and 2020 respectively are considered final. The Company has net operating losses in the U.S. from prior tax periods beginning in 2015 which may be subject to examination upon utilization in future tax periods.

i.	Tax loss carry-forwards

As of December 31, 2023, the Company’s U.S. subsidiaries have Federal net operating loss carry-forwards of $8,549 and States net operating loss carry-forwards of $9,491. Net operating losses generated in fiscal years prior to 2018 in the U.S. may be carried forward through periods which will expire in 2035. Net operating losses generated in 2018 and subsequent years in the U.S. may be carried forward indefinitely for Federal tax purposes yet are subject to certain limitations. Different states have varying rules regarding utilization and expiration of net operating losses. Utilization of U.S. net operating losses may be subject to substantial annual limitation due to the "change in ownership" provisions of the Internal Revenue Code of 1986 and similar state provisions. The annual limitation may result in the expiration of net operating losses before utilization.
As of December 31, 2023, the Company’s European subsidiaries have net operating loss carry-forwards of $6,164 which may be carried forward indefinitely.

The Company has accumulated net operating losses for Israeli tax purposes as of December 31, 2023, in the amount of approximately $2,560 which may be carried forward and offset against taxable income in the future for an indefinite period. The net operating losses may be offset against taxable income in 2024 with a limitation of up to 50% of the Company's taxable income. In addition, the Company has accumulated capital losses for tax purposes as of December 31, 2023, of approximately $1,187, which may be carried forward and offset against taxable capital gains in the future for an indefinite period but are limited as stated above.

j.	US Tax:

In March 2020, in response to the COVID-19 pandemic the Coronavirus Aid, Relief and Economic Security (“CARES”) Act was enacted. The CARES Act comprises a spending package and tax reliefs in order to reduce the impact of the pandemic. The tax portion of the CARES Act includes several corporate tax relief provisions such as: eliminating the taxable income limitation and allowing carryback to the prior 5 years for net operating losses (“NOLs”) arising in 2018, 2019 and 2020; increasing the business interest deduction limitation from 30% to 50%; accelerated refunds of AMT credits and other provisions.